CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock Series Seed Preferred Stock	Preferred Stock Series A preferred stock	Preferred Stock Series A-2 preferred stock	Preferred Stock Series A-3 preferred stock	Preferred Stock Series CF preferred stock	Preferred Stock Series B Preferred Stock	Common Stock Previously Reported	Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Series A-3 preferred stock	Series CF preferred stock	Total
Beginning balance (in shares) at Dec. 31, 2019	20,714,518	5,654,072	5,932,742	8,223,036	126,641			6,642
Beginning balance at Dec. 31, 2019	$ 2,071	$ 565	$ 593	$ 823	$ 12			$ 1		$ 15,486,115	$ (22,677)	$ (22,617,702)			$ (7,150,199)
Issuance of Series CF preferred stock (in shares)					709,690
Issuance of Series CF preferred stock					$ 71					309,679					$ 309,750
Issuance of Series A-3 preferred stock (in shares)				809,294									809,294	709,690	0
Issuance of Series A-3 preferred stock				$ 81						428,845	$ 22,677				$ 451,603
Issuance of Series B preferred stock (in shares)						20,754,717
Issuance of Series B preferred stock						$ 2,075				10,997,925					11,000,000
Offering costs										(69,470)					(69,470)
Fair value of warrant issuances - venture debt										184,191					184,191
Stock-based compensation										144,775					144,775
Net loss												(10,728,295)			(10,728,295)
Ending balance at Dec. 31, 2020	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075	$ 1	$ 1	$ 27,482,060	27,482,060		(33,345,997)			(5,857,645)
Ending balance (in shares) at Dec. 31, 2020	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717	6,642	6,642
Conversion of preferred stock into common stock								$ 1		27,519,036
Stock-based compensation										36,976					36,976
Net loss												(3,023,935)			(3,023,935)
Ending balance at Mar. 31, 2021	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075						(36,369,932)			(8,844,604)
Ending balance (in shares) at Mar. 31, 2021	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717		6,642
Beginning balance (in shares) at Dec. 31, 2020	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717	6,642	6,642
Beginning balance at Dec. 31, 2020	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075	$ 1	$ 1	27,482,060	27,482,060		(33,345,997)			(5,857,645)
Conversion of preferred stock into common stock															6,293
Conversion of notes into common stock															2,680,289
Issuance of common stock pursuant to equity line of credit															367,996
Net loss															(22,659,480)
Ending balance at Sep. 30, 2021								$ 11		57,468,268		(56,005,477)			1,462,801
Ending balance (in shares) at Sep. 30, 2021								126,275
Beginning balance (in shares) at Dec. 31, 2020	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717	6,642	6,642
Beginning balance at Dec. 31, 2020	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075	$ 1	$ 1	27,482,060	27,482,060		(33,345,997)			(5,857,645)
Conversion of preferred stock into common stock	$ (2,071)	$ (565)	$ (593)	$ (904)	$ (83)	$ (2,075)		$ 4		6,287					6,291
Conversion of preferred stock into common stock (shares)	(20,714,518)	(5,654,072)	(5,932,742)	(9,032,330)	(836,331)	(20,754,717)		40,272
Issuance of common stock in public offering								$ 2		10,000,000					10,000,002
Issuance of common stock in public offering (in shares)								24,096
Offering costs										(2,116,957)					(2,116,957)
Exercise of over-allotment option										1,364,997					1,364,997
Exercise of over-allotment option (in shares)								3,614
Conversion of notes into common stock								$ 1		2,680,288					2,680,289
Conversion of notes into common stock (in shares)								11,352
Conversion of related party notes and payables into common stock										257,515					257,515
Conversion of related party notes and payables into common stock (in shares)								1,524
Warrants issued in connection with note										501,658					501,658
Common stock and warrants issued in connection with note (in shares)								1,300
Common stock issued in connection with business combination								$ 3		11,428,735					11,428,738
Common stock issued in connection with business combination (in shares)								32,943
Exercise of warrants										1,768,046					1,768,046
Exercise of warrants (in shares)								3,869
Common stock issued pursuant to consulting agreement										595,500					595,500
Common stock issued pursuant to consulting agreement (in shares)								2,415
Stock-based compensation										4,278,337					4,278,337
Stock-based compensation (Shares)								727
Issuance of common stock pursuant to equity line of credit										367,696					367,696
Issuance of common stock pursuant to equity line of credit (in shares)								1,264
Net loss												(32,357,957)			(32,357,957)
Ending balance at Dec. 31, 2021							$ 13	$ 13	58,614,160	58,614,160		(65,703,954)			(7,089,781)
Ending balance (in shares) at Dec. 31, 2021							130,018	130,017
Beginning balance (in shares) at Mar. 31, 2021	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717		6,642
Beginning balance at Mar. 31, 2021	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075						(36,369,932)			(8,844,604)
Conversion of preferred stock into common stock	$ (2,071)	$ (565)	$ (593)	$ (904)	$ (83)	$ (2,075)		$ 4		6,287
Conversion of preferred stock into common stock (shares)	(20,714,518)	(5,654,072)	(5,932,742)	(9,032,330)	(836,331)	(20,754,717)		40,272
Issuance of common stock in public offering								$ (2)		(10,000,000)					(10,000,002)
Issuance of common stock in public offering (in shares)								24,096
Offering costs										(2,116,957)					(2,116,957)
Exercise of over-allotment option										1,364,997					1,364,997
Exercise of over-allotment option (in shares)								3,614
Conversion of notes into common stock								$ 1		2,680,288					2,680,289
Conversion of related party notes and payables into common stock										257,515					257,515
Conversion of related party notes and payables into common stock (in shares)								1,524
Warrants issued in connection with note										73,958					73,958
Common stock and warrants issued in connection with note (in shares)								200
Common stock issued in connection with business combination								$ 2		8,025,540					8,025,542
Common stock issued in connection with business combination (in shares)								21,928
Exercise of warrants										145,696					145,696
Exercise of warrants (in shares)								319
Common stock issued pursuant to consulting agreement										183,000					183,000
Common stock issued pursuant to consulting agreement (in shares)								500
Stock-based compensation										3,801,553					3,801,553
Net loss												(10,697,498)			(10,697,498)
Ending balance at Jun. 30, 2021								$ 10		51,940,914		(47,067,430)			4,873,493
Ending balance (in shares) at Jun. 30, 2021								110,446
Issuance of common stock in public offering										367,696					367,696
Issuance of common stock in public offering (in shares)								1,264
Common stock issued in connection with business combination								$ 1		3,403,195					3,403,196
Common stock issued in connection with business combination (in shares)								11,015
Exercise of warrants										1,622,350					1,622,350
Exercise of warrants (in shares)								3,550
Stock-based compensation										134,113					134,113
Net loss												(8,938,047)			(8,938,047)
Ending balance at Sep. 30, 2021								$ 11		57,468,268		(56,005,477)			1,462,801
Ending balance (in shares) at Sep. 30, 2021								126,275
Beginning balance (in shares) at Dec. 31, 2021							130,018	130,017
Beginning balance at Dec. 31, 2021							$ 13	$ 13	58,614,160	58,614,160		(65,703,954)			(7,089,781)
Stock-based compensation										139,093					139,093
Net loss												(7,832,942)			(7,832,942)
Ending balance at Mar. 31, 2022								$ 14		59,954,834		(73,536,896)			(13,582,048)
Ending balance (in shares) at Mar. 31, 2022								138,756
Beginning balance (in shares) at Dec. 31, 2021							130,018	130,017
Beginning balance at Dec. 31, 2021							$ 13	$ 13	$ 58,614,160	58,614,160		(65,703,954)			(7,089,781)
Conversion of notes into common stock															1,802,372
Net loss															(22,261,338)
Ending balance at Sep. 30, 2022								$ 53		75,440,940		(87,965,292)			(12,524,298)
Ending balance (in shares) at Sep. 30, 2022		1						529,492
Beginning balance (in shares) at Mar. 31, 2022								138,756
Beginning balance at Mar. 31, 2022								$ 14		59,954,834		(73,536,896)			(13,582,048)
Issuance of common stock in public offering								$ (37)		(9,347,413)					(9,347,450)
Issuance of common stock in public offering (in shares)								373,898
Offering costs										(1,930,486)					(1,930,486)
Stock-based compensation										119,759					119,759
Net loss												(9,533,924)			(9,533,924)
Ending balance at Jun. 30, 2022								$ 53		68,190,549		(83,070,820)			(14,880,218)
Ending balance (in shares) at Jun. 30, 2022								528,742
Common stock issued pursuant to consulting agreement										123,000					123,000
Common stock issued pursuant to consulting agreement (in shares)								750
Stock-based compensation										110,093					110,093
Net loss												(4,894,472)			(4,894,472)
Ending balance at Sep. 30, 2022								$ 53		$ 75,440,940		$ (87,965,292)			$ (12,524,298)
Ending balance (in shares) at Sep. 30, 2022		1						529,492